Capital Stock	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Capital Stock

18. Capital Stock

As of October 1, 2013, Ceridian was authorized to issue 100,000,000 shares of common stock with a par value of $0.01 per share and 70,000,000 shares of junior convertible participating preferred stock (“Junior Preferred Stock”) with a par value of $0.01 per share. On March 30, 2016, the Board of Directors increased the number of authorized shares of common stock to 150,000,000 and authorized 70,000,000 shares of senior convertible participating preferred stock (“Senior Preferred Stock”) with a par value of $0.01 per share. In April 2018, the Board of Directors increased the number of authorized shares of common stock to 500,000,000 and decreased the number of authorized shares of preferred stock to 10,000,000.

On March 30, 2016, we entered into an equity financing transaction with Ceridian Holding II. Ceridian Holding II raised $150.2 from our Sponsors, certain of their co-investors, and certain other existing stockholders of Ceridian Holding. Of such amount, $75.0 was contributed by Ceridian Holding II to Ceridian on March 30, 2016. The remaining $75.2 was committed to be funded to Ceridian HCM Holding Inc. within the following three years, and was recorded within equity as a receivable from stockholder. During the second quarter of 2017, the board of directors of Ceridian Holding II approved the funding of the remaining $75.2, which was transferred to Ceridian HCM Holding Inc. on June 28, 2017.

In connection therewith, Ceridian issued $150.2 of the Senior Preferred Stock to Ceridian Holding II. The Senior Preferred Stock was senior in priority to all outstanding equity securities of Ceridian and had the rights to be converted to common stock at the option of the stockholder for a number of shares based on the conversion price. The initial conversion price was equal to the original issuance price and was subject to adjustment for certain events of dilution, including common stock dividends, stock splits, mergers and reorganizations, and the initial public offering price upon such event. In the event of an initial public offering, the Senior Preferred Stock would be automatically converted to common stock. The Senior Preferred Stock received a 12.5% annual dividend (not cash paying). In the event of liquidation, the Senior Preferred Stock had a liquidation preference equal to 1.5 times the initial face amount plus any accrued but unpaid dividends.

The Junior Preferred Stock provided holders with the equivalent number of votes on an “as converted” basis. The Junior Preferred Stock had the rights to be converted to common stock at the option of the holder for a number of shares based on the conversion price. The initial conversion price was equal to the original issuance price adjusted for certain events of dilution other than shares issued to employees and directors pursuant to the 2013 SIP and certain other instances of issuances of shares of common stock. In the event of an initial public offering, the Junior Preferred Stock would be automatically converted to common stock. In the event of liquidation, Junior Preferred Stock received the greater of up to $13.50 per share of preferred stock (adjusted for dividend, stock split, combination or other similar recapitalization with respect to the convertible participating preferred stock) or a pro rata price per share of all common stock if converted in a liquidation event, subject to the total amount of net assets available in liquidation.

On April 30, 2018, we completed our IPO, in which we issued a total of 24,150,000 shares of common stock at a public offering price of $22.00. Concurrently with our IPO, we issued an additional 4,545,455 shares of our common stock in a private placement at $22.00 per share. Concurrent with the IPO and private placement, all outstanding Junior and Senior Preferred Stock were automatically converted into common shares pursuant to their terms.

As of December 31, 2018, there were 139,453,710 shares of common stock issued and outstanding. As of December 31, 2017, there were 65,285,962 shares of common stock issued and outstanding, 16,802,144 shares of Senior Preferred Stock issued and outstanding, and 58,244,308 shares of Junior Preferred Stock issued and outstanding.

Holders of our common stock are entitled to the rights set forth as follows.  Directors are elected by a plurality of the votes entitled to be cast except as set forth below with respect to directors to be elected by the holders of common stock. Our stockholders do not have cumulative voting rights. Except as otherwise provided in our third amended and restated certificate of incorporation or as required by law, all matters to be voted on by our stockholders other than matters relating to the elections and removal of directors must be approved by a majority of the shares present in person or by proxy at the meeting and entitled to vote on the subject matter or by a written resolution of the stockholders representing the number of affirmative votes required for such matter at a meeting.

Our stockholders have no preemptive or other rights to subscribe for additional shares. All holders of our common stock are entitled to share equally on a share-for-share basis in any assets available for distribution to common stockholders upon our liquidation, dissolution or winding up. All outstanding shares are validly issued, fully paid and nonassessable.